Consolidated Statements of Cash Flow (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Income taxes payable settled against VAT receivables	$ 107	$ 137